Concession Financial and Sector Assets and Liabilities - Summary of Auction Won Transferred to Related Specific Purpose Companies (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	R$ 2,337	R$ 2,254
Monetary updating	322	317
Amounts received	(250)	(234)
Ending Balance	2,409	2,337
Cemig Geracao Tres Marias SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	1,330	1,283
Monetary updating	174	172
Amounts received	(134)	(125)
Ending Balance	1,370	1,330
Cemig Geracao Salto Grande SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	417	403
Monetary updating	55	54
Amounts received	(42)	(40)
Ending Balance	430	417
Cemig Geracao Itutinga SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	156	150
Monetary updating	23	23
Amounts received	(18)	(17)
Ending Balance	161	156
Cemig Geracao Camargos SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	116	112
Monetary updating	17	17
Amounts received	(13)	(13)
Ending Balance	120	116
Cemig Geracao Sul S.A. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	152	147
Monetary updating	24	23
Amounts received	(19)	(18)
Ending Balance	157	152
Cemig Geracao Leste SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	103	99
Monetary updating	18	17
Amounts received	(14)	(13)
Ending Balance	107	103
Cemig Geracao Oeste S.A. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	63	60
Monetary updating	11	11
Amounts received	(10)	(8)
Ending Balance	R$ 64	R$ 63